Split-Tenor Revolving Credit Facility (Detail) (Collateralized, Split-tenor revolving credit facility, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Collateralized | Split-tenor revolving credit facility
Debt Instrument [Line Items]
Opening balance		$ 500.0
Long and short-term loans repaid		(500.0)
Closing balance